 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-CSR

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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23561

Wilshire Private Assets Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: March 31, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

WILSHIRE PRIVATE ASSETS FUND

FINANCIAL STATEMENTS

MARCH 31, 2025

ANNUAL REPORT

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Market Review

The U.S. stock market, represented by the FT Wilshire 5000 Index℠, was down -4.84% for the first quarter but is up 7.11% for the one-year period. Sector performance was, in fact, mostly positive for the quarter, with seven sectors producing a gain. However, two of the larger sectors by market capitalization were down – information technology (-12.9%) and consumer discretionary (-13.5%). From a size perspective, small-cap underperformed large-cap by 216 basis points (bps) and trailed for the 1-year period, as well. Growth stocks underperformed value during the first quarter by a significant margin in a reversal from last quarter. Large-cap growth stocks and large-cap value now hold an almost identical return for the past 12 months. International equity markets were positive for the first quarter, including a meaningful gain for U.S. investors from strengthening foreign currencies.

The U.S. Treasury yield curve was down across most of the maturity spectrum during the quarter, generally in the range of 20 to 40 bps. The 10-year Treasury yield ended the quarter at 4.21%, down 37 bps from December. Credit spreads were up noticeably during the quarter with high yield bond spreads up 60 bps, to end the quarter near 3.5%, the highest level since last summer. The Federal Open Market Committee met twice during the quarter, as scheduled, and left their overnight rate unchanged, targeting a range of 4.25% to 4.50%.

Within the Fund

For the first quarter of 2025, the Wilshire Private Assets Fund (Institutional class shares) returned 0.40%. From inception (November 18, 2020) through March 31, 2025, the Fund posted a 10.62% annualized return and 51.56% cumulative return. The Fund’s investments and our investment rationale and thoughts on performance to date follow. The level of detail provided may vary between investments due to agreements we have in place with the general partner.

Basalt Infrastructure Partners II, a secondary investment that closed in November 2020, was purchased at a discount to June 30, 2020 net asset value (NAV) and comprises what we believe to be an attractive portfolio of mid-market, value-add infrastructure assets. The Basalt portfolio is in the cash-yielding stage, potentially offering diversified value drivers, with limited downside risk expected from any individual asset. As of December 31, 2024, the Fund has invested $1.1 billion (approximately 87% of aggregate commitments) in nine investments. During the quarter, no capital calls or distributions were made by the Fund. The portfolio has generated total distributions of $796 million since inception (66% of capital contributed). Shortly after quarter end, the Fund distributed $19.5 million to investors.

HIG Bayside Loan Opportunity Fund VI, a primary investment that closed in December 2020, is a distressed-debt strategy that focuses on middle-market opportunities. The entire portfolio was created from April 2020 onward and has made approximately $2 billion in gross cumulative capital investments representing 157% of commitments. The Fund’s investment period ended in March 2024, and is currently focused on maximizing the value of its portfolio and opportunistically deploying additional capital into existing investments. The portfolio deployed $23.4 million in follow-on investments in the fourth quarter of 2024 and generated $119.4 million in total proceeds. The portfolio holds 51 active positions as of December 31, 2024.

Linden Structured Capital Fund, a primary investment that closed in December 2020, is a structured equity strategy by one of the premier health care-focused private equity platforms in the United States. To date, the Fund has generated three exits and maintains positions in 13 companies, including a small position in the common stock of IVX Health, a position that has otherwise been realized. The Fund made two investments in October 2023 and November 2023. The Fund continues to accrue value across the portfolio and maintains equity upside in several of its underlying holdings.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 1

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Company name	Strategy	Relevant information
Avalign Technologies	Value-add contract manufacturing organization and distributor serving the orthopedic medical device and specialty surgical markets

●    Announced the acquisition and addition of Slice Manufacturing Studios (SMS) in February 2021.

●    SMS expands the already considerable capabilities in both implant and instrument manufacturing within Avalign, positioning the company with comprehensive, best-in-class services and performance.

Collagen Matrix (aka Regenity Biosciences)	Developer and manufacturer of collagen-based medical products

●    Rebranded to Regenity Biosciences.

●    Received regulatory approval for an implantable collagen dental membrane in China in September 2024.

●    In October 2024 received FDA clearance for RejuvaKnee, a regenerative meniscus implant device.

IVX Health	Operator of ambulatory infusion centers	● Continues to open new infusion centers. ● Achieved national accreditation through the Accreditation Commission for Health Care (ACHC) for the services of Ambulatory Infusion Centers.
Pinnacle Treatment Centers	Substance abuse treatment services	● Pinnacle continues to expand their treatment center locations. ● With 141 community-based locations, serves more than 35,000 patients across nine states.
ProPharma Group	Provider of medical information, regulatory affairs, and compliance consulting services

●    In April 2024 announced changes to its executive leadership including the appointment of Kirk Wroblewski as Chief Information Officer, Andrew Shaw as General Counsel, and the promotion of Zosya Popik to Chief Marketing Officer.

●    In September 2024 Dawn Sherman was named Chief Executive Officer.

●    In October 2024 Briant Tuttle was named Chief Financial Officer.

GCX Corporation	Provider of medical instrument and information technology (IT) mounting solutions for the health care industry

●    Audax Private Equity and GCX Mounting Solutions announced on September 20, 2021 the formation of a strategic partnership under which Audax acquired a majority stake in GCX.

●    In December 2022, GCX announced the acquisition of Jaco, which strengthens GCX’s broad portfolio of products and adds new commercial and manufacturing competencies.

Penn Foster	Platform of education and training services for middle-skill occupations

●    In April 2023 the company rebranded as Penn Foster Group, which brings Penn Foster, CareerStep, Ashworth College, James Madison High School, EHR Go, ALCS.com, the New York Institute of Photography, the New York Institute of Art and Design, and other education and training platforms together to empower the future workforce.

●    In February 2024 Kermit Cook was appointed as Chief Executive Officer. Mr. Cook previously served as Chief Operating Officer of Cengage Group.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 2

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Company name	Strategy	Relevant information
FinThrive Software Holdings, Inc.	Provider of end-to-end health care revenue cycle management SaaS solutions

●    Backed by Clearlake Capital.

●    A new Chief Growth Officer and Chief Technology Officer were announced in April 2023.

●    Moved corporate headquarters from Georgia to Texas in late 2023.

●    In June 2024 announced a partnership with CereCore to help hospitals and health systems assess and evolve their RCM technology maturity.

Public Partnerships	Provider of infrastructure and support solutions for Medicaid-eligible individuals who self-direct their home care and employ their own caregivers	● The company is currently in 20 states serving 115,000 self-directing program participants. ● Moved corporate headquarters from Massachusetts to Georgia in February 2024.
Aspirion Health Resources	Tech-enabled revenue cycle management (RCM) company that specializes in complex claims and revenue integrity

●    Appointed Ryan Solomon as Chief Financial Officer in October 2023.

●    In April 2024 appointed Tina Eller to newly created Chief Experience Officer role.

●    In July 2024 appointed Doug Hebenthal as Chief Technology Officer.

●    In September 2024 appointed Brian Lefort as Chief Human Resources Officer.

●    In November 2024 appointed Nick Giannasi as Chief Executive Officer.

●    In December 2024 acquired Boost Healthcare to expand the company’s suite of RCM services for the provider market.

Lab Logistics (aka BioTouch)	Health care supply chain management company offering last-mile courier and logistics services, custom kitting procurement, and assembly solutions

●    Backed by Atlantic Street Capital.

●    Management continues to focus on the integration of the recent acquisitions, including the Allied Group, and capitalizing on cross-sell opportunities across its different business lines.

●    Now a BioTouch company; by partnering with BioTouch, the company is able to manage clients’ health care logistics services in one place.

VetEvolve	Veterinary platform across five states, predominately in Virginia, Maryland, and Tennessee.

●    Backed by Varsity Healthcare Partners.

●    Currently operates across 37 sites.

●    The company recently celebrated its 10th anniversary in September 2024.

●    In December 2024 named Joseph Giles as Chief Executive Officer.

Blue River PetCare	A national veterinary platform across 35 states.	● Backed by Partners Group. ● Currently operates across 200+ hospitals across 39 states.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 3

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Buhuo Fund I, which closed in March 2021, is a primary commitment with a Chinese venture capital firm that focuses on investments within the supply-chain industry. Buhuo Fund I is fully committed to eight companies. As of today, two of its investments have been successfully listed, including one with partial exit through listed shares sales. Overall, Buhuo’s portfolio remains intact despite challenges such as public market volatility and geopolitical tensions.

Company name	Strategy	Relevant information
Guoquan Shihui	Chinese hot pot and barbecue food materials stores

●    Founded in early 2017, the company runs over 10,000 stores across China.

●    Successfully listed on the Hong Kong Stock Exchange in November 2023. The lock-up period for Buhuo ended in November 2024.

●    Buhuo Fund I received dividend income from Guoquan in November 2024.

Zhongneng United	Engineering machinery leasing platform

●    Completed its Series C2 and C3 rounds of financing raising a total of more than CNY3 billion ($461 million).

●    Strategic cooperation with well-known equipment manufacturers at home and abroad, with a fleet of more than 30,000 units and a total equipment volume that ranks in the forefront of China.

GigaCloud Technology	B2B e-commerce solutions provider for large parcel merchandise

●    Partnered with and received official endorsement from China's largest retail center, Red Star Macalline. Also partnered with Amazon, Walmart, Wayfair and eBay.

●    Its largest market is in the United States, followed by Germany and Japan.

●    Successfully listed on the Nasdaq in August 2022.

●    Completed the acquisition of Noble House Home Furnishings (a B2B distributor of indoor and outdoor home furnishings) and Wondersign (a cloud-based interactive digital signage and e-catalog management SaaS company) in November 2023.

●    Partially exited its listed shares in 2024.

Carzone	B2B auto parts supplier	● Raised nearly $200 million of Series D venture funding in September 2021. Funding was mainly used for national market expansion and aftermarket service improvement.
Zhujiao/Pork Rice	Fast food restaurant chain	● Raised CNY150 million of Series A venture funding in August 2021. ● Operates 500 stores as of December 2024.
Wanqian	Supplier of fasteners for manufacturers	● The biggest self-operated fastener company in China, currently serving more than 100,000 customers with over 100 million SKUs.
Haitunjia	Membership-based ecommerce company	● The membership e-commerce business has been shut down. The Fund has written off this investment.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 4

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Company name	Strategy	Relevant information
Zhongmo	Provider and operator of smart protective equipment

●    Has businesses across 19 provinces and 50+ cities in China, having serviced more than 1,000 commercial buildings, and has an asset base of more than CNY1 billion.

●    Currently in the preparation process of OTC market filing.

Graphite VII/VIII, a secondary investment that closed in July 2021, was purchased at a significant discount to December 31, 2020 NAV and had a mature and diversified private equity portfolio of 13 UK-based portfolio companies. The projected base- case return remains compelling given the attractive entry price and potential for near-term liquidity. Six successful exits since our investment have significantly de-risked the transaction and further enhanced the expected risk-return, with the most recent exit in Compass Community completed in 2Q 2024 at 3.7x fund MOIC. The investment should benefit from further upside of the remaining seven portfolio investments.

Ministry Brands – Reverence Capital Partners Co-investment closed in December 2021. Reverence Capital Partners, a private investment firm focused on thematic investing in middle-market financial services businesses, has acquired a majority stake in Ministry Brands. Ministry Brands is a leading provider of cloud-based software, payments solutions, services, and information platforms for faith-based organizations. Evolving from a point solution provider in 2012, Ministry Brands today is an end-to-end ecosystem of leading integrated solutions serving more than 90,000 organizations in the United States and Canada, with 42,000 websites built for clients. The company offers a wide range of software solutions including church management, online giving, financial accounting, digital engagement, and background screenings. On November 1, 2023 the company named Chris Bacon as the new Chief Executive Officer. The investment is held slightly above cost.

Brevet Direct Lending – Short Duration Fund is a primary investment that closed in April 2023. The Fund is a direct lending strategy that focuses on short duration, senior-secured asset-based financing solutions for non-sponsored middle market companies with growth that is catalyzed by government programs. The Fund seeks to directly originate, underwrite and structure all of its loans. The Fund aims to have a diversified portfolio, with high-volume and small balance transactions across industries, sectors and geographies, and tech-enabled processes which provide high barriers to entry. The Fund generally has an average projected collateral liquidity duration of 18 months or less at the time of underwriting. The Fund’s open-end structure provides visibility into the portfolio and aids in reducing blind pool risk for the strategy.

Valor M33 IV, a secondary investment that closed in October 2024, was purchased at a discount to the most recent prior valuation. The investment represents a position in a leading aerospace company which provides network connectivity solutions and a space launch platform. The company remains one of the most innovative players in its industry. The investment remains early in its lifecycle.

Star Mountain Strategic Credit Income Fund IV, a secondary investment that closed in October 2024, was purchased at a discount to March 31, 2024 NAV and comprises exposure to a seasoned portfolio of direct lending assets. The portfolio is diversified across industries and U.S. geographies and represents primarily first-lien loans to businesses in the lower-middle market. Approximately 47% of loans also have preferred equity or warrants attached, providing additional potential upside. The Fund’s investment period ends in December 2025. While no additional platform investments are expected, the Fund can recycle capital from upcoming repayments and maturities until that time. The investment remains early in its lifecycle.

MidOcean Absolute Return Credit Fund (MARC) launched in November 2024. MARC, which the Fund will periodically allocate to for short-term cash management purposes, uses a fundamental, bottom-up investment strategy seeking to generate stable, absolute returns from a diversified, hedged portfolio of liquid U.S. corporate credit investments. MARC seeks to capture those returns from two primary sources: above-market yield opportunities resulting from overlooked, short-duration callable bonds and opportunistic or relative-value trades that are intended to generate price gains from convergence over time. During the first quarter of 2025, MARC returned 1.18% net. Contributions to returns were primarily driven by interest income (2.3% gross), which more than offset mark-to-market price changes (-0.8% gross). The MARC team continues to exercise discipline by identifying attractive low volatility income investments with strong credit fundamentals while also maintaining low net portfolio duration.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 5

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Merlin International is a private credit co-investment which closed in November 2024. The transaction represents exposure to a first lien senior-secured position. The company provides cybersecurity solutions to the highly regulated U.S. government market. Merlin International partners with OEMs to facilitate access to the federal government for businesses that may not have the contracting expertise or permitting necessary to accomplish this directly. The investment remains early in its lifecycle.

Project Hubble represents a private equity continuation vehicle in a large enterprise software provider, serving over 400,000 customers including 98% of the Fortune 500. The company offers mission critical enterprise-grade IT infrastructure and applications such as cloud services, data analytics and application delivery networks. The investment remains early in its lifecycle.

Vector V is a private equity investment representing a secondary exposure to Vector Capital Fund V, a 2017 vehicle with ~$1.4 billion in capital commitments. The secondary investment in Fund V was purchased at a discount to June 30, 2024 NAV. The Fund’s investment period ended in November 2023 and has generated realized proceeds of $1.1 billion (73% of committed capital) as of December 31, 2024 with 12 unrealized investments remaining. The investment remains early in its lifecycle.

Vector VI is a private equity investment representing a primary commitment to Vector Capital Fund VI. Vector Capital Fund VI is a 2022 vintage that will pursue the same strategy as predecessor funds, targeting controlling stakes in undermanaged middle-market technology companies. The Fund remains in its investment period which ends in June 2029. The Fund currently has two active positions with substantially all of the current capital invested in the Fund’s privately held position as of December 31, 2024. The investment remains early in its lifecycle and is marked above cost.

Fund holdings/commitments (quarter ended March 31, 2025)

Investment	Sector	Sub-strategy	Industry Focus	Geography Focus	Strategy Type	Number of Investments	Closing Date	Total Commitment
Basalt Infrastructure Partners II	Real Assets	Infrastructure	Power, Transportation, Utilities, Communications	North America, Europe	Secondary	9	11/18/2020	$6.2m
HIG Bayside Loan Opportunity Fund VI	Private Credit	Distressed	Generalist	North America	Primary	51	12/9/2020	$4.0m
Linden Structured Capital Fund	Private Equity	Structured Equity	Health Care	North America	Primary	13	12/17/2020	$6.5m
Buhuo Fund I	Private Equity	Venture Capital	Generalist	Asia-Pacific	Primary	8	3/8/2021	$6.5m
Graphite VII/Graphite VIII	Private Equity	Mid Buyout	Generalist	Europe	Secondary	13	7/19/2021	$4.8m
Ministry Brands	Private Equity	Buyout	Financials	North America	Co-investment	1	12/24/2021	$1.0m
Brevet Direct Lending – Short Duration Fund	Private Credit	Direct Lending	Government Finance	Global	Primary	536	4/25/2023	$2.0m
Valor M33 IV (Secondary)	Private Equity	Growth Equity	Aerospace	North America	Secondary	1	10/1/2024	$1.5m
Star Mountain Strategic Credit Income Fund IV	Private Credit	Direct Lending	Generalist	North America	Secondary	51	10/16/2024	$6.6m

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 6

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Investment	Sector	Sub-strategy	Industry Focus	Geography Focus	Strategy Type	Number of Investments	Closing Date	Total Commitment
MidOcean Absolute Return Credit Fund	Public Credit	Long/Short	Generalist	North America	Hedge Fund	110*	11/1/2024	$2.5m
Merlin International	Private Credit	Direct Lending	Internet Technology	North America	Co-investment	1	11/19/2024	$2.0m
Project Hubble	Private Equity	Buyout	Internet Technology	North America	Secondary	1	2/13/2025	$1.8m
Vector V	Private Equity	Buyout	Internet Technology	North America	Secondary	12	2/26/2025	$2.8m
Vector VI	Private Equity	Buyout	Internet Technology	North America	Primary	2	2/26/2025	$0.9m

Source: Wilshire Advisors LLC, based on the Fund’s total commitments as of March 31, 2025.

Holdings are as of the date indicated and subject to change.

*	Reflects number of long issuers to which the portfolio has exposure.

Source: Wilshire Advisors LLC, based on the Fund’s total commitments as of March 31, 2025. Total may not equal 100% due to rounding.

Past performance does not guarantee future results. Source: Wilshire Advisors LLC, based on the Fund’s total commitments as of March 31, 2025. Holdings are as of the date indicated and subject to change.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 7

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Outlook

As traditional 60/40 portfolios are challenged by elevated public market valuations, strong correlations between stocks and bonds and heightened volatility, private markets continue to offer a compelling alternative. Today’s higher interest rate environment and stubborn inflation have magnified the attractiveness of private market investments, offering enhanced diversification and the prospect of superior returns at more modest volatility levels. At the same time, heightened geopolitical tensions are contributing to elevated uncertainty, impacting investor sentiment, and increasing volatility.

Broader macro risks, including persistent inflationary pressures and global supply chain reorganization, remain in focus. The interaction between advancing technology, macro policy shifts, and geopolitical developments continues to shape investment strategy across the global private markets.

Despite today’s challenging market conditions, private markets continue to present compelling opportunities, and as global uncertainties persist, strategic investments in these sectors could provide both resilience and growth potential. Private equity remains robust, driven by easing monetary policy and strong deal activity, although geopolitical risks, particularly related to tariffs, have moderated some optimism. In venture capital, the focus remains on AI, health tech, and digital infrastructure, with ongoing technological advancements fueling investment, despite challenges in asset pricing and market uncertainty.

Private credit continues to thrive, offering attractive returns relative to public markets, with growing interest in less-penetrated segments like asset-backed finance. Real assets, particularly infrastructure and natural resources, offer a tangible hedge against inflation and continue to provide stable returns.

Important Risk Disclosure: Illiquidity of Investments

An investor’s participation in the WPA Fund requires a long-term commitment, with no certainty of return. The Master Fund is not expected to receive substantial amounts of income or to realize substantial gains over the near term. The Feeder Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Investment Team

Investment manager:

Wilshire

●	Marc Friedberg, CFA, Managing Director

●	Mark Perry, Managing Director

●	William van Eesteren, Managing Director

Important Information

Investing involves risk, including the possible loss of entire principal. Past performance is not indicative of future results. There is no guarantee that investment objectives will be achieved. Diversification neither guarantees a gain nor protects against a loss. Nothing presented should be construed as a recommendation to purchase or sell any security or follow any investment technique or strategy. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Only a prospectus for Wilshire Private Assets Fund can make such an offer.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus which may be obtained by calling 855 520-7711. Investors should read the prospectus carefully before investing.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 8

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Effective the close of business on April 30, 2024, the Delaware Wilshire Private Markets Fund appointed Wilshire Advisors LLC, which previously acted as the Funds’ Sub-Advisor, as the Investment Advisor. The Delaware Wilshire Private Markets Fund is now the Wilshire Private Assets Fund.

Investment in the Fund may be made only by entities or natural persons that are “accredited investors” within the meaning of Regulation D under the 1933 Securities Act. The form of investment structure for this product is commonly known as a “master feeder” structure. Both the Wilshire Private Assets Fund (the “WPA Fund”) and the Wilshire Private Assets Tender Fund (the “Tender Offer Fund,” and together with the WPA Fund, the “Feeder Funds”) invest substantially all of their assets in the Wilshire Private Assets Master Fund (the “Master Fund.”) The Master Fund and the Feeder Fund (each, a “Fund” and together, the “Funds”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund.

Net asset value (NAV) is calculated by subtracting total liabilities from total assets, then dividing by the number of shares outstanding.

Certain risk factors below discuss the risks of investing in private markets investment funds (“Private Markets Investment Funds”). The Master Fund’s investments generally will consist of investments in Private Markets Investment Funds. Accordingly, the Master Fund will be exposed to such risks directly through its investments in Private Markets Investment Funds. The Feeder Funds will be exposed to such risk indirectly through their investment in the Master Fund. Investments held in Private Markets Investment Funds may have liquidity constraints, and may not be suitable for all investors. The possibility that securities cannot be readily sold at approximately the price at which a portfolio has valued them may limit the Master Fund‘s ability to dispose of securities at a desirable time or price.

Investment in a Fund is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. No guarantee or representation is made that a Fund will achieve its investment objective, and investment results may vary substantially from year to year. Additional risks of investing in a Fund are set forth in the Fund’s offering documents.

Please Note: Only Shares of the WPA Fund are available for purchase by investors.

In addition to accepting monthly subscriptions directly from investors, the WPA Fund may accept initial and additional purchases of Shares through an auction conducted via Nasdaq Fund Secondaries (a business of Nasdaq, Inc.) and its registered broker dealer SMTX, LLC (together, “Nasdaq Fund Secondaries” or “NFS”), as discussed below.

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require a Fund to repurchase any Shares. No public market for Shares exists, and none is expected to develop in the future. Shares of the Master Fund and Tender Offer Fund may not be traded on any secondary market. Shares of the WPA Fund may only be traded through the Nasdaq Fund Secondaries (a business of Nasdaq Inc.) and its registered broker dealer SMTX, LLC (together “Nasdaq Fund Secondaries” or “NFS”) as discussed in the prospectus.

Investors must have the financial ability, sophistication/experience, and willingness to bear the risks of an investment in Private Markets Investment Funds. Such securities may be available only to qualified, sophisticated investors, may have liquidity constraints, and may bear the risk of investment in private markets securities.

Private Markets Investment Funds may entail a high degree of risk and investment results may vary substantially on a monthly, quarterly or annual basis. Among many risk factors, some are particularly notable. These may include, without limitation, the general economic environment, the health of the housing market, employment levels, the availability of financing, the quality of servicing the assets backing the securities, the seniority and credit enhancement levels for structured securities, government actions or initiatives and the impact of legal and regulatory developments. Additionally, Private Markets Investment Funds may represent speculative investments and an investor could lose all or a substantial portion of their investment.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 9

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Non-Diversification Risk. “Non-diversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition.

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Master Fund or a Private Markets Investment Fund invests may result in a liability far in excess of available insurance coverage. Wilshire Advisors LLC cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Master Fund.

Nature of the Fund. The Master Fund may make investments in Private Markets Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. The Master Fund may not have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Markets Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Auction Risk. There can be no guarantee that the Nasdaq Fund Secondaries (NFS) auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions. Even if the NFS auction process is operationally functional, investors may be unable to execute sell orders at the price they desire or at any price at all. It is likely that the clearing price at auction may be less than the WPA Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Natural Disaster/Epidemic Risk. The disruptions caused by natural disasters, pandemics, or similar events could prevent the Master Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Master Fund’s ability to achieve its investment objective and the value of the Master Fund’s investments.

The FT Wilshire 5000 Index℠ measures the performance of all US equity securities with readily available price data. Approximately 3,500 capitalization weighted security returns are used to adjust the index.

Gross domestic product (GDP) is a measure of all goods and services produced by a nation in a year. It is a measure of economic activity.

Charts shown throughout are for illustrative purposes only and not meant to predict actual results. Chart is for illustrative purposes and not representative of the performance of any specific investment.

Nasdaq, the Nasdaq logo, and NFS are either registered trademarks or trademarks of Nasdaq, Inc. and/or its affiliates in the United States and/or other countries.

The Feeder Fund’s principal office is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, and its telephone number is 855 520-7711.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 10

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Wilshire Advisors LLC is located at 1299 Ocean Avenue, Suite 600, Santa Monica, California 90401. Wilshire has been advising clients on private equity strategies since 1984 and has been investing discretionary capital since 1997. See the Wilshire Private Assets Fund prospectus for details. The Wilshire Private Assets Fund is offered by prospectus only.

Wilshire Private Assets Fund is distributed by SEI Investments Distribution Co, One Freedom Valley Dr, Oaks, PA 19456, which is not affiliated with Wilshire or any of its affiliates.

All third-party marks cited are the property of their respective owners.

M733161 E0925

Definition of Comparative Index

The FT Wilshire 5000 IndexSM is a broad-based market capitalization-weighted index that seeks to capture 100% of the United States investible market.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

 11

Wilshire Private Assets Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Comparison of Change in the Value of a $25,000 Investment in the Wilshire Private Assets Fund versus the FT Wilshire 5000 IndexSM.

	One Year Return	Three Year Return	Annualized Return since Inception*
Wilshire Private Assets Fund	1.86%	5.29%	10.41%
FT Wilshire 5000 IndexSM	7.11%	8.16%	11.73%

*	For financial reporting purposes, the Wilshire Private Assets Fund commenced operations on October 28, 2020. For performance calculation purposes, the Wilshire Private Assets Fund’s inception date is November 18, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Wilshire Private Assets Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Wilshire Private Assets Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Wilshire Private Assets Fund will meet its stated objectives. The Wilshire Private Assets Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Wilshire Private Assets Fund distributions or the redemption of Wilshire Private Assets Fund shares.

See definition of comparative index on page 11.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

12

Wilshire Private Assets Fund

Schedule of Investments

March 31, 2025

Master Fund — 99.5%

Description	Geographic Region	Shares	Fair Value
Wilshire Private Assets Master Fund, Class Institutional	North America	4,793,922	$57,725,560
Total Master Fund (Cost — $55,631,373)			57,725,560

Short Term Investment — 0.2%

Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional 4.170%**	North America	143,425	143,425
Total Short Term Investment (Cost — $143,425)			143,425
Total Investments — 99.7% (Cost — $55,774,798)			$57,868,985
Other Assets and Liabilities, Net — 0.3%			164,614
Net Assets — 100.0%			$58,033,599

**	The rate reported is the 7-day effective yield as of March 31, 2025.

The following is a summary of the inputs used as of March 31, 2025 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Master Fund	$—	$—	$—	$57,725,560	$57,725,560
Short Term Investment	143,425	—	—	—	143,425
Total Investments in Securities	$143,425	$—	$—	$57,725,560	$57,868,985

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

13

Wilshire Private Assets Fund

Statement of Assets and Liabilities

March 31, 2025

Assets:
Investments in Master Fund, at Value (Cost $55,631,373)	$57,725,560
Investments, at Value (Cost $143,425)	143,425
Due from Adviser	140,774
Receivable for Capital Shares Sold	75,025
Dividend Receivable	529
Prepaid Expenses	25,943
Total Assets	58,111,256
Liabilities:
Shareholder Servicing Fees Payable	42,824
Transfer Agent Fees Payable	14,107
Trustees' Fees Payable	4,705
Due to Administrator	2,548
Other Accrued Expenses	13,473
Total Liabilities	77,657
Net Assets	$58,033,599
Commitments and Contingencies (see Schedule of Investments)
Net Assets Consist of:
Paid-in Capital	$55,365,890
Total Distributable Earnings	2,667,709
Net Assets	$58,033,599

Institutional Class Shares:
Net Assets	$58,033,599
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,578,351
Net Asset Value and Offering Price Per Share	$12.68

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

14

Wilshire Private Assets Fund

Statement of Operations

Year Ended March 31, 2025

Net Investment Income (Loss) Allocated from Master Fund:
Dividend Income	$1,189,754
Interest Income	107,175
Expenses	(1,050,113)
Net Investment Income (Loss) Allocated from the Master Fund	246,816

Investment Income from the Fund:
Dividend Income	11,655
Total Investment Income From the Fund	11,655
Fund Expenses:
Shareholder Servicing Fees	54,886
Administration Fees	32,564
Trustees' Fees	18,927
Legal Fees	152,037
Transfer Agent Fees	89,727
Printing Fees	33,330
Audit Fees	28,325
Registration Fees	20,411
Custodian Fees	5,000
Pricing Fees	2,776
Insurance and Other Expenses	68,684

Total Expenses	506,667
Less:
Reimbursement of other operating expenses	(480,118)
Net Expenses	26,549

Net Investment Income	231,922
Net Realized Gain Allocated from Master Fund	958,651
Net Change in Unrealized Depreciation on Investments Allocated from Master Fund	(181,608)
Net Realized and Unrealized Gain	777,043
Net Increase in Net Assets Resulting from Operations	$1,008,965

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

15

Wilshire Private Assets Fund

Statements of Changes in Net Assets

	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income (Loss)*	$231,922	$(450,025)
Net Realized Gain	958,651	256,663
Net Change in Unrealized Appreciation (Depreciation)	(181,608)	3,288,982
Net Increase in Net Assets Resulting from Operations	1,008,965	3,095,620
Distributions:	(2,796,511)	—
Capital Shares Transactions:
Institutional Class Shares:
Issued	57,949,276	1,500,000
Reinvestment of Distributions	1,284,894	—
Redeemed	(33,280,157)	(585,757)
Net Increase in Net Assets from Share Transactions	25,954,013	914,243
Total Increase in Net Assets	24,166,467	4,009,863
Net Assets:
Beginning of Year	33,867,132	29,857,269
End of Year	$58,033,599	$33,867,132
Share Transactions:
Institutional Class Shares:
Issued	4,475,035	122,051
Reinvestment of Distributions	103,204	—
Redeemed	(2,577,574)	(46,386)
Net Increase in Shares Outstanding from Share Transactions	2,000,665	75,665

*	Net Investment Income (Loss) includes amounts allocated from the Master Fund.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

16

Wilshire Private Assets Fund

Statement of Cash Flows

Year Ended March 31, 2025

Cash Flows Used in Operating Activities:
Net increase in net assets derived from investment operations	$1,008,965
Adjustments to reconcile net investment loss to net cash used in operating activities:
Purchases of investment securities from Master Fund	(38,276,495)
Proceeds from disposition of investment securities from Master Fund	15,194,019
Purchases of investment securities from short term investments	(20,827,655)
Proceeds from disposition of investment securities from short term investments	20,840,183
Allocations from Master Fund	(1,023,859)
Decrease in receivable for dividends	321
Increase in receivable for prepaid expenses	(21,429)
Decrease in reimbursement due from investment adviser	30,928
Increase in shareholder servicing fees payable	42,824
Decrease in payable for trustee fees	(2,279)
Decrease in payable for legal fees	(12,579)
Decrease in payable for audit fees	(19,750)
Increase in payable for transfer agent fees	177
Decrease in accrued expenses and other liabilities	(15,848)
Net cash flow used in operating activities	(23,082,477)

Cash Flows Received From Financing Activities:
Distributions paid in cash	(1,511,617)
Payments on shares received	(33,280,157)
Proceeds from shares sold	57,874,251
Net cash flow received from financing activities	23,082,477
Net increase in cash	—

Cash and Foreign Currency:
Beginning of year	—
End of year	$—

Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$1,284,894

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

17

Wilshire Private Assets Fund

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout

the Year/Period

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Period Ended March 31, 2021(1)
Institutional Class:
Net Asset Value, Beginning of Year/Period	$13.14	$11.93	$12.49	$11.50	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)‡(2)	0.07	(0.18)	0.49	(0.08)	(0.11)
Net Realized and Unrealized Gain (Loss)	0.16	1.39	(0.01)	1.66	1.61
Total from Operations	0.23	1.21	0.48	1.58	1.50
Dividends and Distributions from:
Net Investment Income	—	—	(0.63)	(0.59)	—
Net Realized Gain	(0.69)	—	(0.41)	—	—
Total Dividends and Distributions	(0.69)	—	(1.04)	(0.59)	—
Net Asset Value, End of Year/Period	$12.68	$13.14	$11.93	$12.49	$11.50
Total Return†	1.86%	10.14%	4.05%	13.89%	15.00%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$58,034	$33,867	$29,857	$28,639	$21,091
Ratio of Expenses to Average Net Assets‡	2.50%	2.58%	2.68%	2.59%	2.50	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)‡	3.62%	4.86%	4.68%	7.45%	14.13	%*
Ratio of Net Investment Income (Loss) to Average Net Assets‡	0.54%	(1.46)%	4.07%	(0.70)%	(2.50	)%*

*	Annualized.
†	Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Includes income and expenses allocated from the Master Fund.
(1)	The Fund commenced operations on October 28, 2020.
(2)	Per share data calculated using average shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

18

Wilshire Private Assets Fund

Notes to Financial Statements

March 31, 2025

1. Organization

Wilshire Private Assets Fund (the “Feeder Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Feeder Fund operates as an interval fund, meaning it will make offers (quarterly) to repurchase between 5% and 25% of its outstanding shares at Net Asset Value (“NAV”), pursuant to Rule 23c-3 under the 1940 Act. The Feeder Fund commenced operations on October 28, 2020.

The Feeder Fund invests substantially all of its assets in the Wilshire Private Assets Master Fund (the “Master Fund” and together with the Feeder Fund, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. The Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Fund. The investment objective of the Fund is non-fundamental and, therefore, may be changed without the approval of the shareholders of any Fund (together “Shareholders”). Reference to the Feeder Fund's investments also refer to the Master Fund's investments and references to the risks of investing in the Master Fund also refer to the risks of investing in the Feeder Fund, except as otherwise provided. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Feeder Fund’s financial statements.

As of March 31, 2025, the Feeder Fund has a 100.00% ownership interest in the Master Fund.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Feeder Fund. The Feeder Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Investment in the Master Fund

The Feeder Fund's investment in the Master Fund is valued at an amount equal to the net asset value of the investment without discount or premium, which approximates fair value. Income, expense, net realized gain (loss) and net unrealized appreciation (depreciation) of the Master Fund, are allocated each month to the Feeder Fund based on its pro-rata ownership of the Master Fund. The more relevant disclosure regarding fair value measurements impacting the Feeder Fund is related to the Master Fund's investment portfolio. Such disclosure can be found in the Notes to the Master Fund's attached financial statements.

Valuation of Investments

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Wilshire Advisors LLC (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Fair Value Committee in accordance with the valuation procedures that have been approved by the Board.

Because the Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of the Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. The Adviser oversees the valuation of each Fund’s investments on behalf of each Fund.

The Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. Prior to November 1, 2024, the Master Fund calculated its NAV as of the close of business on the last business day of each calendar month, each date that Shares were sold or repurchased, as of the date of any distribution and at such other times as the Board determined. Beginning on November 1, 2024, the Master Fund calculates its NAV daily as of the close of business of each date that Shares are offered or repurchased. The fair value of such investments, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the date the NAV is calculated.

See attached financial statements of Wilshire Private Assets Master Fund.

19

Wilshire Private Assets Fund

Notes to Financial Statements

March 31, 2025

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Feeder Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, and adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.);

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of March 31, 2025, the Feeder Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in the table in the Schedule of Investments is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Investments in money market funds are valued at the money market fund’s net asset value.

For the year ended March 31, 2025, there were no changes to the Fund's fair value methodologies.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment.

The Fund records its proportionate shares of Master’s investment income (loss), realized gain (loss) and unrealized appreciation (depreciation).

See attached financial statements of Wilshire Private Assets Master Fund.

20

Wilshire Private Assets Fund

Notes to Financial Statements

March 31, 2025

Expenses

The Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds. The Feeder Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares.

Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date. Through its investment in the Master Fund, the Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund. The Management Fee is paid to the Adviser out of the Master Fund’s assets and, therefore, decreases the net profits or increases the net losses of the Feeder Fund. The Adviser does not charge a Management Fee to the Feeder Fund.

The Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the Private Markets Investment Funds. The Feeder Fund bears certain ongoing offering costs associated with the Fund's continuous offering of Shares. The Feeder Fund, by investing in the Private Markets Investment Funds through the Master Fund, indirectly bears its pro rata share of the expenses incurred in the business of the Private Markets Investment Funds. The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep the Fund Operating Expenses incurred by the Feeder Fund from exceeding 2.50% of the Feeder Fund’s average daily net assets until August 1, 2025. “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Feeder Fund, either directly or indirectly through its investment in the Master Fund, provided that the following expenses (“Excluded Expenses”) are excluded from the definition of Fund Operating Expenses.

The following expenses are excluded from the definition of Fund Operating Expenses:

The Feeder Fund’s proportional share of any acquired fund fees and expenses incurred by the Master Fund, short sale dividend and interest expenses, and any other interest expenses, incurred by the Master Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund, taxes paid by the Master Fund, certain insurance costs incurred by the Master Fund, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Master Fund’s Portfolio Investments (as defined in the Fund’s registration statement) and other investments, non-routine expenses or costs incurred by the Master Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations, and other expenditures which are capitalized in accordance with generally accepted accounting principles.

See attached financial statements of Wilshire Private Assets Master Fund.

21

Wilshire Private Assets Fund

Notes to Financial Statements

March 31, 2025

Excluded Expenses also consist of any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), Nasdaq Private Market expenses, any acquired fund fees and expenses, short sale dividend and interest expenses, and any other interest expenses incurred by the Feeder Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Feeder Fund, taxes, certain insurance costs, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Feeder Fund’s portfolio investments and other investments, non-routine expenses or costs incurred by the Feeder Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and other expenditures which are capitalized in accordance with generally accepted accounting principles.

In addition, the Adviser may receive from the Feeder Fund the difference between the Fund Operating Expenses (not including Excluded Expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including Excluded Expenses) are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year periods after the Initial Term End Date and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Feeder Fund, effective as of the close of business on the Initial Term End Date or the last day of the then-current one-year period. As of March 31, 2025, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $573,216, $703,256 and $480,118, expiring in 2026, 2027 and 2028, respectively.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Feeder Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Feeder Fund’s assets under management, subject to a minimum annual fee.

U.S. Bank, N.A. (the “Custodian”) serves as the Feeder Fund’s Custodian pursuant to a custody agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Feeder Fund’s Transfer Agent pursuant to a transfer agency agreement.

SEI Investments Distribution Co. (the “Distributor”) acts as the Distributor of the Feeder Fund.

4. Purchase, Exchange and Repurchase of Shares

The Feeder Fund is a closed-end investment company, and therefore no Shareholder will have the right to require the Feeder Fund to redeem its Shares, however, as an “interval fund,” the Feeder Fund will provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Quarterly repurchases occur in the months of March, June, September and December. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Feeder Fund’s outstanding voting securities (as defined in the 1940 Act).

With respect to repurchase offers by the Feeder Fund from November 1, 2024 (date that the Feeder Fund began operating as an interval fund) through March 31, 2025, the Feeder Fund offered to repurchase shares of the Feeder Fund in an amount not to exceed 5% on March 28, 2025. No shares were tendered during the repurchase offer period for the reporting period ending March 31, 2025. Prior to the point when the Feeder Fund began operating as an interval fund, Feeder Fund Shareholders could only exchange their shares in connection with a Board-approved tender offer. The Board approved two tender offers from April 1, 2024 to October 31, 2024.

5. Indemnifications

In the normal course of business the Feeder Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Feeder Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Fund. The Feeder Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Feeder Fund in connection with the Feeder Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Feeder Fund.

See attached financial statements of Wilshire Private Assets Master Fund.

22

Wilshire Private Assets Fund

Notes to Financial Statements

March 31, 2025

6. Federal Income Taxes

It is the Feeder Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Feeder Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Feeder Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Feeder Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Feeder Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Feeder Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Feeder Fund has adopted September 30 as its tax year end.

If the Feeder Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Feeder Fund were ineligible to or otherwise were not to cure such failure, the Feeder Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Feeder Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Feeder Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2024 for federal income tax purposes or in, the Feeder Fund’s major state and local tax jurisdiction of Delaware.

Management has analyzed the Feeder Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (September 30, 2021 to September 30, 2023) or expected to be taken in the Feeder Fund's September 30, 2024 tax returns.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from deferred organizational costs and late year loss deferrals. As of September 30, 2024, a permanent difference of $424,361 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver and net operating loss.

Paid in Capital	Total Distributable Earnings (Accumulated Losses)
$424,361	$(424,361)

These reclassifications had no impact on the net assets or net values of the Feeder Fund.

The estimated tax character of dividends and distributions paid during the tax year ended March 31, 2025 and 2024 were as follows:

	Ordinary Income	Long-term Capital Gain	Total
2025	$—	$2,796,511	$2,796,511
2024	—	—	—

The actual tax character of the distribution cannot be ascertain until after the Feeder Fund’s tax year end – September 30, 2025.

See attached financial statements of Wilshire Private Assets Master Fund.

23

Wilshire Private Assets Fund

Notes to Financial Statements

March 31, 2025

As of September 30, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed long-term capital gain	$825,280
CY late year loss deferral	(259,252)
Unrealized appreciation/(depreciation)	1,862,960
Other temporary differences	(118,263)
Total Distributable Earnings	$2,310,725

Late-year loss deferral represents ordinary losses from January 1, 2024 through September 30, 2024, that in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

As of March 31, 2025, the tax cost and unrealized appreciation and depreciation of the investments held by the Fund, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$55,774,798	$2,116,961	$—	$2,116,961

7. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Repurchase Risks. The Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund, and accordingly the Feeder Fund, may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

See attached financial statements of Wilshire Private Assets Master Fund.

24

Wilshire Private Assets Fund

Notes to Financial Statements

March 31, 2025

A full listing of risks associated with investing in the Feeder Fund is included in the Feeder Fund’s prospectus and the statement of additional information.

Because the Feeder Fund has substantially all of its capital invested in the Master fund, it is subject to the same risks as the Master Fund. Refer to Note 8 in the Master Fund's financial statements.

8. Concentration of Shareholders:

At March 31, 2025, 86% of Institutional Class Shares total shares outstanding were held by two record shareholders, owning 10% or greater of the aggregate total shares outstanding.

9. Recent Accounting Pronouncements

In this reporting period, the Feeder Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Feeder Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Feeder Fund's adviser, acts as the Feeder Fund's CODM. The Feeder Fund represents a single operating segment, as the CODM monitors the operating results of the Feeder Fund as a whole and the Feeder Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Feeder Fund's portfolio managers as a team. The financial information in the form of the Feeder Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Feeder Fund's comparative benchmarks and to make resource allocation decisions for the Feeder Fund's single segment, is consistent with that presented within the Feeder Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

10. Subsequent Events

The Feeder Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

See attached financial statements of Wilshire Private Assets Master Fund.

25

Wilshire Private Assets Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Wilshire Private Assets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Wilshire Private Assets Fund (the “Fund”) as of March 31, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years or periods ended March 31, 2023, and prior, were audited by other auditors whose report dated May 30, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 30, 2025

26

Wilshire Private Assets Fund

Trustees and Officers of the Funds

March 31, 2025 (Unaudited)

Set forth below are the names, years of birth, position with the Funds and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Funds. There is no stated term of office for the Trustees and officers of the Funds. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Funds; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, Wilshire Private Assets Fund or Wilshire Private Assets Master Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INTERESTED TRUSTEES
William M. Doran (Born: 1940)	Chairman of Board of Trustees (since 2020)[1]	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Funds, SEI Investments, SIMC, the Administrator and SEI Investments Distribution Co. Secretary of SEI Investments since 1978.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Symmetry Panoramic Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
INDEPENDENT TRUSTEES
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2020)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.	Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Master Fund and Symmetry Panoramic Trust. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Real Asset Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Thomas P. Lemke (Born: 1954)	Trustee (since 2020)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Real Asset Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

[1]	Mr. Doran may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of a material business or professional relationship with the principal executive officer of the Funds.

27

Wilshire Private Assets Fund

Trustees and Officers of the Funds

March 31, 2025 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES (continued)
Jay C. Nadel (Born: 1958)	Trustee (since 2020)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.	Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Master Fund, Symmetry Panoramic Trust and Alger Funds. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Real Asset Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd. Trustee of Alger Funds since 2024.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Randall S. Yanker (Born: 1960)	Trustee (since 2020)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Master Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Real Asset Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011 to 2019.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Real Asset Fund (Cayman), Legal & General Commodity Strategy Fund Offshore Ltd., Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

OFFICERS
Michael Beattie (Born: 1965)	President (since 2020)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.	None.
James Bernstein (Born: 1962)	Vice President and Secretary (since 2020)	Attorney, SEI Investments, since 2017.

		Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.	None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2020)	Fund Accounting Manager, SEI Investments, since 2000.	None.

28

Wilshire Private Assets Fund

Trustees and Officers of the Funds

March 31, 2025 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Master Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.	None.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.
Robert Morrow (Born: 1968)	Vice President (since 2020)	Account Manager, SEI Investments, since 2007.	None.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (from 2020 – May 2022; from November 2022 – June 2023; and since April 2024)	Chief Compliance Officer of SEI Operations since 2018.	None.

29

Wilshire Private Assets Fund

Disclosure of Fund Expenses

March 31, 2025 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2024 to March 31, 2025) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/24	Ending Account Value 3/31/25	Annualized Expense Ratios †	Expenses Paid During Period*
Wilshire Private Assets Fund
Actual Fund Return	$1,000.00	$1,020.90	2.43%	$12.24
Hypothetical 5% Return	$1,000.00	$1,012.81	2.43%	$12.19

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

†	The annualized expense ratios include expenses allocated from the Master Fund during the six-month period.

30

Wilshire Private Assets Fund

Notice to Shareholders

March 31, 2025 (Unaudited)

For shareholders that do not have a March 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2025, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short Term Capital Gain(5)	Foreign Tax Credit(6)	Qualifying Business Income(7)
0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended March 31, 2025. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2025. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

(7)	The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending March 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

31

WILSHIRE PRIVATE ASSETS MASTER FUND

FINANCIAL STATEMENTS

MARCH 31, 2025

ANNUAL REPORT

 Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Market Review

The U.S. stock market, represented by the FT Wilshire 5000 Index℠, was down -4.84% for the first quarter but is up 7.11% for the one-year period. Sector performance was, in fact, mostly positive for the quarter, with seven sectors producing a gain. However, two of the larger sectors by market capitalization were down – information technology (-12.9%) and consumer discretionary (-13.5%). From a size perspective, small-cap underperformed large-cap by 216 basis points (bps) and trailed for the 1-year period, as well. Growth stocks underperformed value during the first quarter by a significant margin in a reversal from last quarter. Large-cap growth stocks and large-cap value now hold an almost identical return for the past 12 months. International equity markets were positive for the first quarter, including a meaningful gain for U.S. investors from strengthening foreign currencies.

The U.S. Treasury yield curve was down across most of the maturity spectrum during the quarter, generally in the range of 20 to 40 bps. The 10-year Treasury yield ended the quarter at 4.21%, down 37 bps from December. Credit spreads were up noticeably during the quarter with high yield bond spreads up 60 bps, to end the quarter near 3.5%, the highest level since last summer. The Federal Open Market Committee met twice during the quarter, as scheduled, and left their overnight rate unchanged, targeting a range of 4.25% to 4.50%.

Within the Fund

For the first quarter of 2025, the Wilshire Private Assets Fund (Institutional class shares) returned 0.40%. From inception (November 18, 2020) through March 31, 2025, the Fund posted a 10.62% annualized return and 51.56% cumulative return. The Fund’s investments and our investment rationale and thoughts on performance to date follow. The level of detail provided may vary between investments due to agreements we have in place with the general partner.

Basalt Infrastructure Partners II, a secondary investment that closed in November 2020, was purchased at a discount to June 30, 2020 net asset value (NAV) and comprises what we believe to be an attractive portfolio of mid-market, value-add infrastructure assets. The Basalt portfolio is in the cash-yielding stage, potentially offering diversified value drivers, with limited downside risk expected from any individual asset. As of December 31, 2024, the Fund has invested $1.1 billion (approximately 87% of aggregate commitments) in nine investments. During the quarter, no capital calls or distributions were made by the Fund. The portfolio has generated total distributions of $796 million since inception (66% of capital contributed). Shortly after quarter end, the Fund distributed $19.5 million to investors.

HIG Bayside Loan Opportunity Fund VI, a primary investment that closed in December 2020, is a distressed-debt strategy that focuses on middle-market opportunities. The entire portfolio was created from April 2020 onward and has made approximately $2 billion in gross cumulative capital investments representing 157% of commitments. The Fund’s investment period ended in March 2024, and is currently focused on maximizing the value of its portfolio and opportunistically deploying additional capital into existing investments. The portfolio deployed $23.4 million in follow-on investments in the fourth quarter of 2024 and generated $119.4 million in total proceeds. The portfolio holds 51 active positions as of December 31, 2024.

Linden Structured Capital Fund, a primary investment that closed in December 2020, is a structured equity strategy by one of the premier health care-focused private equity platforms in the United States. To date, the Fund has generated three exits and maintains positions in 13 companies, including a small position in the common stock of IVX Health, a position that has otherwise been realized. The Fund made two investments in October 2023 and November 2023. The Fund continues to accrue value across the portfolio and maintains equity upside in several of its underlying holdings.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Company name	Strategy	Relevant information
Avalign Technologies	Value-add contract manufacturing organization and distributor serving the orthopedic medical device and specialty surgical markets

●    Announced the acquisition and addition of Slice Manufacturing Studios (SMS) in February 2021.

●    SMS expands the already considerable capabilities in both implant and instrument manufacturing within Avalign, positioning the company with comprehensive, best-in-class services and performance.

Collagen Matrix (aka Regenity Biosciences)	Developer and manufacturer of collagen-based medical products

●    Rebranded to Regenity Biosciences.

●    Received regulatory approval for an implantable collagen dental membrane in China in September 2024.

●    In October 2024 received FDA clearance for RejuvaKnee, a regenerative meniscus implant device.

IVX Health	Operator of ambulatory infusion centers	● Continues to open new infusion centers. ● Achieved national accreditation through the Accreditation Commission for Health Care (ACHC) for the services of Ambulatory Infusion Centers.
Pinnacle Treatment Centers	Substance abuse treatment services	● Pinnacle continues to expand their treatment center locations. ● With 141 community-based locations, serves more than 35,000 patients across nine states.
ProPharma Group	Provider of medical information, regulatory affairs, and compliance consulting services

●    In April 2024 announced changes to its executive leadership including the appointment of Kirk Wroblewski as Chief Information Officer, Andrew Shaw as General Counsel, and the promotion of Zosya Popik to Chief Marketing Officer.

●    In September 2024 Dawn Sherman was named Chief Executive Officer.

●    In October 2024 Briant Tuttle was named Chief Financial Officer.

GCX Corporation	Provider of medical instrument and information technology (IT) mounting solutions for the health care industry

●    Audax Private Equity and GCX Mounting Solutions announced on September 20, 2021 the formation of a strategic partnership under which Audax acquired a majority stake in GCX.

●    In December 2022, GCX announced the acquisition of Jaco, which strengthens GCX’s broad portfolio of products and adds new commercial and manufacturing competencies.

Penn Foster	Platform of education and training services for middle-skill occupations

●    In April 2023 the company rebranded as Penn Foster Group, which brings Penn Foster, CareerStep, Ashworth College, James Madison High School, EHR Go, ALCS.com, the New York Institute of Photography, the New York Institute of Art and Design, and other education and training platforms together to empower the future workforce.

●    In February 2024 Kermit Cook was appointed as Chief Executive Officer. Mr. Cook previously served as Chief Operating Officer of Cengage Group.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Company name	Strategy	Relevant information
FinThrive Software Holdings, Inc.	Provider of end-to-end health care revenue cycle management SaaS solutions

●    Backed by Clearlake Capital.

●    A new Chief Growth Officer and Chief Technology Officer were announced in April 2023.

●    Moved corporate headquarters from Georgia to Texas in late 2023.

●    In June 2024 announced a partnership with CereCore to help hospitals and health systems assess and evolve their RCM technology maturity.

Public Partnerships	Provider of infrastructure and support solutions for Medicaid-eligible individuals who self-direct their home care and employ their own caregivers	● The company is currently in 20 states serving 115,000 self-directing program participants. ● Moved corporate headquarters from Massachusetts to Georgia in February 2024.
Aspirion Health Resources	Tech-enabled revenue cycle management (RCM) company that specializes in complex claims and revenue integrity

●    Appointed Ryan Solomon as Chief Financial Officer in October 2023.

●    In April 2024 appointed Tina Eller to newly created Chief Experience Officer role.

●    In July 2024 appointed Doug Hebenthal as Chief Technology Officer.

●    In September 2024 appointed Brian Lefort as Chief Human Resources Officer.

●    In November 2024 appointed Nick Giannasi as Chief Executive Officer.

●    In December 2024 acquired Boost Healthcare to expand the company’s suite of RCM services for the provider market.

Lab Logistics (aka BioTouch)	Health care supply chain management company offering last-mile courier and logistics services, custom kitting procurement, and assembly solutions

●    Backed by Atlantic Street Capital.

●    Management continues to focus on the integration of the recent acquisitions, including the Allied Group, and capitalizing on cross-sell opportunities across its different business lines.

●    Now a BioTouch company; by partnering with BioTouch, the company is able to manage clients’ health care logistics services in one place.

VetEvolve	Veterinary platform across five states, predominately in Virginia, Maryland, and Tennessee.

●    Backed by Varsity Healthcare Partners.

●    Currently operates across 37 sites.

●    The company recently celebrated its 10th anniversary in September 2024.

●    In December 2024 named Joseph Giles as Chief Executive Officer.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Company name	Strategy	Relevant information
Blue River PetCare	A national veterinary platform across 35 states.	● Backed by Partners Group. ● Currently operates across 200+ hospitals across 39 states.

Buhuo Fund I, which closed in March 2021, is a primary commitment with a Chinese venture capital firm that focuses on investments within the supply-chain industry. Buhuo Fund I is fully committed to eight companies. As of today, two of its investments have been successfully listed, including one with partial exit through listed shares sales. Overall, Buhuo’s portfolio remains intact despite challenges such as public market volatility and geopolitical tensions.

Company name	Strategy	Relevant information
Guoquan Shihui	Chinese hot pot and barbecue food materials stores

●    Founded in early 2017, the company runs over 10,000 stores across China.

●    Successfully listed on the Hong Kong Stock Exchange in November 2023. The lock-up period for Buhuo ended in November 2024.

●    Buhuo Fund I received dividend income from Guoquan in November 2024.

Zhongneng United	Engineering machinery leasing platform

●    Completed its Series C2 and C3 rounds of financing raising a total of more than CNY3 billion ($461 million).

●    Strategic cooperation with well-known equipment manufacturers at home and abroad, with a fleet of more than 30,000 units and a total equipment volume that ranks in the forefront of China.

GigaCloud Technology	B2B e-commerce solutions provider for large parcel merchandise

●    Partnered with and received official endorsement from China's largest retail center, Red Star Macalline. Also partnered with Amazon, Walmart, Wayfair and eBay.

●    Its largest market is in the United States, followed by Germany and Japan.

●    Successfully listed on the Nasdaq in August 2022.

●    Completed the acquisition of Noble House Home Furnishings (a B2B distributor of indoor and outdoor home furnishings) and Wondersign (a cloud-based interactive digital signage and e-catalog management SaaS company) in November 2023.

●    Partially exited its listed shares in 2024.

Carzone	B2B auto parts supplier	● Raised nearly $200 million of Series D venture funding in September 2021. Funding was mainly used for national market expansion and aftermarket service improvement.
Zhujiao/Pork Rice	Fast food restaurant chain	● Raised CNY150 million of Series A venture funding in August 2021. ● Operates 500 stores as of December 2024.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Company name	Strategy	Relevant information
Wanqian	Supplier of fasteners for manufacturers	● The biggest self-operated fastener company in China, currently serving more than 100,000 customers with over 100 million SKUs.
Haitunjia	Membership-based ecommerce company	● The membership e-commerce business has been shut down. The Fund has written off this investment.
Zhongmo	Provider and operator of smart protective equipment

●    Has businesses across 19 provinces and 50+ cities in China, having serviced more than 1,000 commercial buildings, and has an asset base of more than CNY1 billion.

●    Currently in the preparation process of OTC market filing.

Graphite VII/VIII, a secondary investment that closed in July 2021, was purchased at a significant discount to December 31, 2020 NAV and had a mature and diversified private equity portfolio of 13 UK-based portfolio companies. The projected base- case return remains compelling given the attractive entry price and potential for near-term liquidity. Six successful exits since our investment have significantly de-risked the transaction and further enhanced the expected risk-return, with the most recent exit in Compass Community completed in 2Q 2024 at 3.7x fund MOIC. The investment should benefit from further upside of the remaining seven portfolio investments.

Ministry Brands – Reverence Capital Partners Co-investment closed in December 2021. Reverence Capital Partners, a private investment firm focused on thematic investing in middle-market financial services businesses, has acquired a majority stake in Ministry Brands. Ministry Brands is a leading provider of cloud-based software, payments solutions, services, and information platforms for faith-based organizations. Evolving from a point solution provider in 2012, Ministry Brands today is an end-to-end ecosystem of leading integrated solutions serving more than 90,000 organizations in the United States and Canada, with 42,000 websites built for clients. The company offers a wide range of software solutions including church management, online giving, financial accounting, digital engagement, and background screenings. On November 1, 2023 the company named Chris Bacon as the new Chief Executive Officer. The investment is held slightly above cost.

Brevet Direct Lending – Short Duration Fund is a primary investment that closed in April 2023. The Fund is a direct lending strategy that focuses on short duration, senior-secured asset-based financing solutions for non-sponsored middle market companies with growth that is catalyzed by government programs. The Fund seeks to directly originate, underwrite and structure all of its loans. The Fund aims to have a diversified portfolio, with high-volume and small balance transactions across industries, sectors and geographies, and tech-enabled processes which provide high barriers to entry. The Fund generally has an average projected collateral liquidity duration of 18 months or less at the time of underwriting. The Fund’s open-end structure provides visibility into the portfolio and aids in reducing blind pool risk for the strategy.

Valor M33 IV, a secondary investment that closed in October 2024, was purchased at a discount to the most recent prior valuation. The investment represents a position in a leading aerospace company which provides network connectivity solutions and a space launch platform. The company remains one of the most innovative players in its industry. The investment remains early in its lifecycle.

Star Mountain Strategic Credit Income Fund IV, a secondary investment that closed in October 2024, was purchased at a discount to March 31, 2024 NAV and comprises exposure to a seasoned portfolio of direct lending assets. The portfolio is diversified across industries and U.S. geographies and represents primarily first-lien loans to businesses in the lower-middle market. Approximately 47% of loans also have preferred equity or warrants attached, providing additional potential upside. The Fund’s investment period ends in December 2025. While no additional platform investments are expected, the Fund can recycle capital from upcoming repayments and maturities until that time. The investment remains early in its lifecycle.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

MidOcean Absolute Return Credit Fund (MARC) launched in November 2024. MARC, which the Fund will periodically allocate to for short-term cash management purposes, uses a fundamental, bottom-up investment strategy seeking to generate stable, absolute returns from a diversified, hedged portfolio of liquid U.S. corporate credit investments. MARC seeks to capture those returns from two primary sources: above-market yield opportunities resulting from overlooked, short-duration callable bonds and opportunistic or relative-value trades that are intended to generate price gains from convergence over time. During the first quarter of 2025, MARC returned 1.18% net. Contributions to returns were primarily driven by interest income (2.3% gross), which more than offset mark-to-market price changes (-0.8% gross). The MARC team continues to exercise discipline by identifying attractive low volatility income investments with strong credit fundamentals while also maintaining low net portfolio duration.

Merlin International is a private credit co-investment which closed in November 2024. The transaction represents exposure to a first lien senior-secured position. The company provides cybersecurity solutions to the highly regulated U.S. government market. Merlin International partners with OEMs to facilitate access to the federal government for businesses that may not have the contracting expertise or permitting necessary to accomplish this directly. The investment remains early in its lifecycle.

Project Hubble represents a private equity continuation vehicle in a large enterprise software provider, serving over 400,000 customers including 98% of the Fortune 500. The company offers mission critical enterprise-grade IT infrastructure and applications such as cloud services, data analytics and application delivery networks. The investment remains early in its lifecycle.

Vector V is a private equity investment representing a secondary exposure to Vector Capital Fund V, a 2017 vehicle with ~$1.4 billion in capital commitments. The secondary investment in Fund V was purchased at a discount to June 30, 2024 NAV. The Fund’s investment period ended in November 2023 and has generated realized proceeds of $1.1 billion (73% of committed capital) as of December 31, 2024 with 12 unrealized investments remaining. The investment remains early in its lifecycle.

Vector VI is a private equity investment representing a primary commitment to Vector Capital Fund VI. Vector Capital Fund VI is a 2022 vintage that will pursue the same strategy as predecessor funds, targeting controlling stakes in undermanaged middle-market technology companies. The Fund remains in its investment period which ends in June 2029. The Fund currently has two active positions with substantially all of the current capital invested in the Fund’s privately held position as of December 31, 2024. The investment remains early in its lifecycle and is marked above cost.

Fund holdings/commitments (quarter ended March 31, 2025)

Investment	Sector	Sub-strategy	Industry Focus	Geography Focus	Strategy Type	Number of Investments	Closing Date	Total Commitment
Basalt Infrastructure Partners II	Real Assets	Infrastructure	Power, Transportation, Utilities, Communications	North America, Europe	Secondary	9	11/18/2020	$6.2m
HIG Bayside Loan Opportunity Fund VI	Private Credit	Distressed	Generalist	North America	Primary	51	12/9/2020	$4.0m
Linden Structured Capital Fund	Private Equity	Structured Equity	Health Care	North America	Primary	13	12/17/2020	$6.5m
Buhuo Fund I	Private Equity	Venture Capital	Generalist	Asia-Pacific	Primary	8	3/8/2021	$6.5m
Graphite VII/Graphite VIII	Private Equity	Mid Buyout	Generalist	Europe	Secondary	13	7/19/2021	$4.8m

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Investment	Sector	Sub-strategy	Industry Focus	Geography Focus	Strategy Type	Number of Investments	Closing Date	Total Commitment
Ministry Brands	Private Equity	Buyout	Financials	North America	Co-investment	1	12/24/2021	$1.0m
Brevet Direct Lending – Short Duration Fund	Private Credit	Direct Lending	Government Finance	Global	Primary	536	4/25/2023	$2.0m
Valor M33 IV (Secondary)	Private Equity	Growth Equity	Aerospace	North America	Secondary	1	10/1/2024	$1.5m
Star Mountain Strategic Credit Income Fund IV	Private Credit	Direct Lending	Generalist	North America	Secondary	51	10/16/2024	$6.6m
MidOcean Absolute Return Credit Fund	Public Credit	Long/Short	Generalist	North America	Hedge Fund	110*	11/1/2024	$2.5m
Merlin International	Private Credit	Direct Lending	Internet Technology	North America	Co-investment	1	11/19/2024	$2.0m
Project Hubble	Private Equity	Buyout	Internet Technology	North America	Secondary	1	2/13/2025	$1.8m
Vector V	Private Equity	Buyout	Internet Technology	North America	Secondary	12	2/26/2025	$2.8m
Vector VI	Private Equity	Buyout	Internet Technology	North America	Primary	2	2/26/2025	$0.9m

Source: Wilshire Advisors LLC, based on the Fund’s total commitments as of March 31, 2025.

Holdings are as of the date indicated and subject to change.

*	Reflects number of long issuers to which the portfolio has exposure.

Source: Wilshire Advisors LLC, based on the Fund’s total commitments as of March 31, 2025. Total may not equal 100% due to rounding.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Past performance does not guarantee future results. Source: Wilshire Advisors LLC, based on the Fund’s total commitments as of March 31, 2025. Holdings are as of the date indicated and subject to change.

Outlook

As traditional 60/40 portfolios are challenged by elevated public market valuations, strong correlations between stocks and bonds and heightened volatility, private markets continue to offer a compelling alternative. Today’s higher interest rate environment and stubborn inflation have magnified the attractiveness of private market investments, offering enhanced diversification and the prospect of superior returns at more modest volatility levels. At the same time, heightened geopolitical tensions are contributing to elevated uncertainty, impacting investor sentiment, and increasing volatility.

Broader macro risks, including persistent inflationary pressures and global supply chain reorganization, remain in focus. The interaction between advancing technology, macro policy shifts, and geopolitical developments continues to shape investment strategy across the global private markets.

Despite today’s challenging market conditions, private markets continue to present compelling opportunities, and as global uncertainties persist, strategic investments in these sectors could provide both resilience and growth potential. Private equity remains robust, driven by easing monetary policy and strong deal activity, although geopolitical risks, particularly related to tariffs, have moderated some optimism. In venture capital, the focus remains on AI, health tech, and digital infrastructure, with ongoing technological advancements fueling investment, despite challenges in asset pricing and market uncertainty.

Private credit continues to thrive, offering attractive returns relative to public markets, with growing interest in less- penetrated segments like asset-backed finance. Real assets, particularly infrastructure and natural resources, offer a tangible hedge against inflation and continue to provide stable returns.

Important Risk Disclosure: Illiquidity of Investments

An investor’s participation in the WPA Fund requires a long-term commitment, with no certainty of return. The Master Fund is not expected to receive substantial amounts of income or to realize substantial gains over the near term. The Feeder Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Investment Team

Investment manager:

Wilshire

●	Marc Friedberg, CFA, Managing Director

●	Mark Perry, Managing Director

●	William van Eesteren, Managing Director

Important Information

Investing involves risk, including the possible loss of entire principal. Past performance is not indicative of future results. There is no guarantee that investment objectives will be achieved. Diversification neither guarantees a gain nor protects against a loss. Nothing presented should be construed as a recommendation to purchase or sell any security or follow any investment technique or strategy. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Only a prospectus for Wilshire Private Assets Fund can make such an offer.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus which may be obtained by calling 855 520-7711. Investors should read the prospectus carefully before investing.

Effective the close of business on April 30, 2024, the Delaware Wilshire Private Markets Fund appointed Wilshire Advisors LLC, which previously acted as the Funds’ Sub-Advisor, as the Investment Advisor. The Delaware Wilshire Private Markets Fund is now the Wilshire Private Assets Fund.

Investment in the Fund may be made only by entities or natural persons that are “accredited investors” within the meaning of Regulation D under the 1933 Securities Act. The form of investment structure for this product is commonly known as a “master feeder” structure. Both the Wilshire Private Assets Fund (the “WPA Fund”) and the Wilshire Private Assets Tender Fund (the “Tender Offer Fund,” and together with the WPA Fund, the “Feeder Funds”) invest substantially all of their assets in the Wilshire Private Assets Master Fund (the “Master Fund.”) The Master Fund and the Feeder Fund (each, a “Fund” and together, the “Funds”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund.

Net asset value (NAV) is calculated by subtracting total liabilities from total assets, then dividing by the number of shares outstanding.

Certain risk factors below discuss the risks of investing in private markets investment funds (“Private Markets Investment Funds”). The Master Fund’s investments generally will consist of investments in Private Markets Investment Funds. Accordingly, the Master Fund will be exposed to such risks directly through its investments in Private Markets Investment Funds. The Feeder Funds will be exposed to such risk indirectly through their investment in the Master Fund. Investments held in Private Markets Investment Funds may have liquidity constraints, and may not be suitable for all investors. The possibility that securities cannot be readily sold at approximately the price at which a portfolio has valued them may limit the Master Fund‘s ability to dispose of securities at a desirable time or price.

Investment in a Fund is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. No guarantee or representation is made that a Fund will achieve its investment objective, and investment results may vary substantially from year to year. Additional risks of investing in a Fund are set forth in the Fund’s offering documents.

Please Note: Only Shares of the WPA Fund are available for purchase by investors.

In addition to accepting monthly subscriptions directly from investors, the WPA Fund may accept initial and additional purchases of Shares through an auction conducted via Nasdaq Fund Secondaries (a business of Nasdaq, Inc.) and its registered broker dealer SMTX, LLC (together, “Nasdaq Fund Secondaries” or “NFS”), as discussed below.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require a Fund to repurchase any Shares. No public market for Shares exists, and none is expected to develop in the future. Shares of the Master Fund and Tender Offer Fund may not be traded on any secondary market. Shares of the WPA Fund may only be traded through the Nasdaq Fund Secondaries (a business of Nasdaq Inc.) and its registered broker dealer SMTX, LLC (together “Nasdaq Fund Secondaries” or “NFS”) as discussed in the prospectus.

Investors must have the financial ability, sophistication/experience, and willingness to bear the risks of an investment in Private Markets Investment Funds. Such securities may be available only to qualified, sophisticated investors, may have liquidity constraints, and may bear the risk of investment in private markets securities.

Private Markets Investment Funds may entail a high degree of risk and investment results may vary substantially on a monthly, quarterly or annual basis. Among many risk factors, some are particularly notable. These may include, without limitation, the general economic environment, the health of the housing market, employment levels, the availability of financing, the quality of servicing the assets backing the securities, the seniority and credit enhancement levels for structured securities, government actions or initiatives and the impact of legal and regulatory developments. Additionally, Private Markets Investment Funds may represent speculative investments and an investor could lose all or a substantial portion of their investment.

Non-Diversification Risk. “Non-diversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition.

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Master Fund or a Private Markets Investment Fund invests may result in a liability far in excess of available insurance coverage. Wilshire Advisors LLC cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Master Fund.

Nature of the Fund. The Master Fund may make investments in Private Markets Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. The Master Fund may not have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Markets Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Auction Risk. There can be no guarantee that the Nasdaq Fund Secondaries (NFS) auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions. Even if the NFS auction process is operationally functional, investors may be unable to execute sell orders at the price they desire or at any price at all. It is likely that the clearing price at auction may be less than the WPA Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Natural Disaster/Epidemic Risk. The disruptions caused by natural disasters, pandemics, or similar events could prevent the Master Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Master Fund’s ability to achieve its investment objective and the value of the Master Fund’s investments.

The FT Wilshire 5000 Index℠ measures the performance of all US equity securities with readily available price data. Approximately 3,500 capitalization weighted security returns are used to adjust the index.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Gross domestic product (GDP) is a measure of all goods and services produced by a nation in a year. It is a measure of economic activity.

Charts shown throughout are for illustrative purposes only and not meant to predict actual results. Chart is for illustrative purposes and not representative of the performance of any specific investment.

Nasdaq, the Nasdaq logo, and NFS are either registered trademarks or trademarks of Nasdaq, Inc. and/or its affiliates in the United States and/or other countries.

The Feeder Fund’s principal office is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, and its telephone number is 855 520-7711.

Wilshire Advisors LLC is located at 1299 Ocean Avenue, Suite 600, Santa Monica, California 90401. Wilshire has been advising clients on private equity strategies since 1984 and has been investing discretionary capital since 1997. See the Wilshire Private Assets Fund prospectus for details. The Wilshire Private Assets Fund is offered by prospectus only.

Wilshire Private Assets Fund is distributed by SEI Investments Distribution Co, One Freedom Valley Dr, Oaks, PA 19456, which is not affiliated with Wilshire or any of its affiliates.

All third-party marks cited are the property of their respective owners.

M733161 E0925

Definition of Comparative Index

The FT Wilshire 5000 IndexSM is a broad-based market capitalization-weighted index that seeks to capture 100% of the United States investible market.

Wilshire Private Assets Master Fund

Shareholders’ Letter

March 31, 2025 (Unaudited)

Comparison of Change in the Value of a $25,000 Investment in the Wilshire Private Assets Master Fund versus the FT Wilshire 5000 IndexSM.

	One Year Return	Three Year Return	Annualized Return since Inception*
Wilshire Private Assets Master Fund	1.84%	4.82%	9.37%
FT Wilshire 5000 IndexSM	7.11%	8.16%	11.73%

*	For financial reporting purposes, the Wilshire Private Assets Master Fund commenced operations on October 28, 2020. For performance calculation purposes, the Wilshire Private Assets Master Fund’s inception date is November 18, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Wilshire Private Assets Master Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Wilshire Private Assets Master Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Wilshire Private Assets Master Fund will meet its stated objectives. The Wilshire Private Assets Master Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Wilshire Private Assets Master Fund distributions or the redemption of Wilshire Private Assets Master Fund shares.

See definition of comparative index on page 11.

Wilshire Private Assets Master Fund

Schedule of Investments

March 31, 2025

Primary Private Fund Investments — 43.5%(A)(B)

Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Brevet Direct Lending (C)	6/9/2023	Quarterly	Global	Private Lending	$2,000,000	$—	(D)	$2,336,579
Buhuovc L.P.	3/8/2021	None	Asia-Pacific	Venture Capital	6,500,000	49,915	(D)	6,642,004
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	None	North America	Distressed Debt	4,000,000	1,442,951	(D)	2,000,230
Linden Structured Capital Fund L.P.	12/18/2020	None	North America	Buyout	6,500,000	580,041	(D)	8,950,179
MidOcean Absolute Return Credit Fund LP	11/01/2024	None	North America	Corporate Credit	2,475,000	—	(D)	2,531,107
RCP MB Investments B, L.P.	12/26/2021	None	North America	Buyout	1,000,000	—	(D)	1,066,836
Vista Equity Partners Hubble, L.P.	2/27/2025	None	North America	Buyout	1,800,000	201,150	(D)	1,597,291
Total Primary Private Fund Investments (Cost — $21,554,567)								25,124,226

Secondary Private Fund Investments — 35.1%(A)(B)

Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment		Unfunded Portion of Commitment		Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	None	UK, Europe and US	Infrastructure	6,000,000		1,863,982		(D)	4,467,511
Graphite Capital Partners VII A	7/19/2021	None	Europe	Buyout	1,044,282	(E)	11,036	(E)	(D)	170,266
Graphite Capital Partners VII C	7/19/2021	None	Europe	Buyout	189,872	(E)	2,023	(E)	(D)	38,511
Graphite Capital Partners VIII B L.P.	7/19/2021	None	Europe	Buyout	487,374	(E)	50,449	(E)	(D)	262,427
Graphite Capital Partners VIII D L.P.	7/19/2021	None	Europe	Buyout	2,781,939	(E)	288,700	(E)	(D)	1,648,968
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	None	Europe	Buyout	1,475,077	(E)	74,532	(E)	(D)	353,290
Star Mountain Strategic Credit Income Fund IV (Offshore), L.P.	10/16/2024	None	North America	Generalist	7,400,000		444,000		(D)	7,136,662
Valor M33 IV L.P.	11/22/2024	None	North America	Aerospace	381,000		—		(D)	2,787,590
Vector Capital V, L.P.	2/21/2025	None	North America	Buyout	2,931,401		161,133		(D)	3,124,171
Vector Capital VI, L.P.	3/19/2025	None	North America	Buyout	875,000		630,342		(D)	287,313
Total Secondary Private Fund Investments (Cost — $16,791,708)										20,276,709

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Schedule of Investments

March 31, 2025

Loan Participation — 3.5%

Description	Geographic Region	Face Amount	Fair Value
Merlin International, Inc.
14.432%, SOFR + 10.000%, 04/21/2026 (F)(G)	North America	$2,000,000	$2,000,000

Total Loan Participation (Cost — $2,000,000)			2,000,000

Short Term Investment — 18.0%

Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional 4.170%**	North America	10,375,978	10,375,978
Total Short Term Investment (Cost — $10,375,978)			10,375,978
Total Investments — 100.1% (Cost — $50,722,253)			$57,776,913
Other Assets and Liabilities, Net — (0.1)%			(51,353)
Net Assets — 100.0%			$57,725,560

**	The rate reported is the 7-day effective yield as of March 31, 2025.
(A)	Primary Private Fund Investments and Secondary Private Fund Investments are not redeemable and the final distribution date is not known at this time, except as noted in the Redemption Frequency column.
(B)	Private Assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of March 31, 2025, was $45,400,935 or 78.6% of net assets. As of March 31, 2025, the aggregate cost of each investment restricted to sale was $2,000,000, $5,644,299, $2,391,073, $6,440,584, $2,475,000, $1,004,761, $1,598,850, $4,132,713, $111,499, $36,671, $273,884, $1,459,034, $214,199, $6,162,811, $1,531,239, $2,625,000, $244,658 respectively, totaling $38,346,275.
(C)	Initial lock-up period: two years.
(D)	Investment does not issue shares.
(E)	Amount reflected in GBP currency.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Security value was determined by using significant unobservable inputs.

L.P. — Limited Partnership
SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of March 31, 2025 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Primary Private Fund Investments	$—	$—	$—	$25,124,226	$25,124,226
Secondary Private Fund Investments	—	—	—	20,276,709	20,276,709
Loan Participation	—	—	2,000,000	—	2,000,000
Short Term Investment	10,375,978	—	—	—	10,375,978
Total Investments in Securities	$10,375,978	$—	$2,000,000	$45,400,935	$57,776,913

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Schedule of Investments

March 31, 2025

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2025:

	Investments in Secondary Private Fund Investments	Investments in Loan Participation
Beginning balance as of April 1, 2024	$3,548,476	$—
Accrued discounts/ premiums	—	—
Realized gain/(loss)	488,741	—
Change in unrealized appreciation/(depreciation)	(795,956)	—
Purchases	99,312	2,000,000
Sales/paydowns	(867,111)	—
Transfers into Level 3	—	—
Transfers out of Level 3	(2,473,462)	—
Ending balance as of March 31, 2025	$—	$2,000,000
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	(795,956)	—

For the year ended March 31, 2025, there were transfers out of Level 3 due to the investments meeting the requirements to adopt practical expedient.

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Primary Private Fund Investments and Secondary Private Fund Investments reported by their investment managers, may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the end of the reporting period in which they occur. All transfers out during the year ended March 31, 2025 were the result of reported net asset values by their investment managers.

The following table summarizes quantitative information related to significant unobservable inputs (Level 3) used in determining fair value for investments held as of March 31, 2025:

Security Type	Fair Value as of March 31, 2025	Valuation Technique	Unobservable Input	Single Input or Range of Inputs (weighted average)	Impact to Valuation from an Increase in Input
Loan Participation	$2,000,000	Purchase Price of the Investment	Reported net asset/fair value adjustments	100%	Increase

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Assets and Liabilities

March 31, 2025

Assets:
Investments, at Value (Cost $50,722,253)	$57,776,913
Dividend and Interest Receivable	58,562
Prepaid Expenses	46,390
Total Assets	57,881,865
Liabilities:
Due to Adviser	59,818
Audit Fees Payable	50,125
Transfer Agent Fees Payable	11,877
Due to Administrator	9,937
Trustees' Fees Payable	4,670
Chief Compliance Officer Fees Payable	2,575
Other Accrued Expenses	17,303
Total Liabilities	156,305
Net Assets	$57,725,560
Commitments and Contingencies (see Schedule of Investments)
Net Assets Consist of:
Paid-in Capital	$49,374,202
Total Distributable Earnings	8,351,358
Net Assets	$57,725,560

Institutional Class Shares:
Net Assets	$57,725,560
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,793,922
Net Asset Value and Offering Price Per Share	$12.04

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Operations
Year Ended March 31, 2025

Investment Income:
Dividend Income	$1,189,754
Interest Income	107,175
Total Investment Income	1,296,929

Expenses:
Investment Advisory Fees	534,925
Administration Fees	97,448
Trustees' Fees	18,767
Chief Compliance Officer Fees	10,287
Legal Fees	146,892
Audit Fees	116,305
Transfer Agent Fees	74,628
Printing Fees	17,523
Custodian Fees	15,012
Pricing Fees	2,564
Insurance and Other Expenses	15,762

Total Expenses	1,050,113

Net Investment Income	246,816
Net Realized Gain on Investments	943,909
Net Realized Gain on Foreign Currency Transactions	14,742
Net Change in Unrealized Depreciation on Investments	(181,354)
Net Realized and Unrealized Gain	777,297
Net Increase in Net Assets Resulting from Operations	$1,024,113

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statements of Changes in Net Assets

	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income (Loss)	$246,816	$(698,485)
Net Realized Gain	958,651	256,960
Net Change in Unrealized Appreciation (Depreciation)	(181,354)	3,294,564
Net Increase in Net Assets Resulting from Operations	1,024,113	2,853,039
Distributions:	(609,925)	(879,766)
Capital Shares Transactions:
Institutional Class:
Issued	37,666,570	1,580,000
Reinvestment of Distributions	609,420	878,605
Redeemed	(14,627,627)	(440,000)
Net Increase in Net Assets from Share Transactions	23,648,363	2,018,605
Total Increase in Net Assets	24,062,551	3,991,878
Net Assets:
Beginning of Year	33,663,009	29,671,131
End of Year	$57,725,560	$33,663,009
Shares Transactions:
Institutional Class:
Issued	3,153,908	137,090
Reinvestment of Distributions	51,515	78,377
Redeemed	(1,226,281)	(38,078)
Net Increase in Shares Outstanding from Share Transactions	1,979,142	177,389

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Cash Flows

Year Ended March 31, 2025

Cash Flows Used in Operating Activities:
Net increase in net assets derived from investment operations	$1,024,113
Adjustments to reconcile net income in net asset from investment operations to net cash used in operating activities:
Purchases of investment securities from unaffiliated issuers	(16,980,631)
Proceeds from disposition of investment securities from unaffiliated issuers	2,347,548
Purchases of investment securities from short term investments	(40,375,028)
Proceeds from disposition of investment securities from short term investments	31,739,087
Net realized gain on investments from unaffiliated issuers	(943,909)
Net change in unrealized appreciation/(depreciation) on investments	181,354
Increase in receivable for dividends and interest	(49,850)
Decrease in receivable due from Feeder	83,815
Increase in prepaid expenses	(46,390)
Increase in payables for investment advisory fees	24,956
Decrease in payables for trustee fees	(2,312)
Increase in payables for chief compliance officer fees	239
Decrease in payables for printing fees	(15,363)
Decrease in payables for legal fees	(17,978)
Decrease in payables for audit fees	(10,020)
Increase in payable for transfer agent fees	614
Increase in accrued expenses and other liabilities	1,317
Net cash flow used in operating activities	(23,038,438)

Cash Flows Received From Financing Activities:
Distributions paid in cash	(505)
Payments from shares redeemed	(14,627,627)
Proceeds from issuance of shares	37,666,570
Net cash flow received from financing activities	23,038,438
Net increase in cash	—

Cash and Foreign Currency:
Beginning of year	—
End of year	$—
Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$609,420

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout

the Year/Period

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Period Ended March 31, 2021(1)
Institutional Class:
Net Asset Value, Beginning of Year/Period	$11.96	$11.25	$11.93	$11.37	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)‡(2)	0.07	(0.26)	0.40	(0.29)	(0.23)
Net Realized and Unrealized Gain (Loss)	0.15	1.29	(0.02)	1.66	1.60
Total from Operations	0.22	1.03	0.38	1.37	1.37
Dividends and Distributions from:
Net Investment Income	—	(0.04)	(0.67)	(0.09)	—
Net Realized Gain	(0.14)	(0.28)	(0.39)	(0.72)	—
Total Dividends and Distributions	(0.14)	(0.32)	(1.06)	(0.81)	—
Net Asset Value, End of Year/Period	$12.04	$11.96	$11.25	$11.93	$11.37
Total Return†	1.84%	9.32%	3.44%	12.18%	13.70%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$57,726	$33,663	$29,671	$28,209	$20,506
Ratio of Expenses to Average Net Assets‡	2.45%	3.39%	3.33%	4.37%	5.45	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)‡	2.45%	3.39%	3.33%	4.37%	5.45	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57%	(2.28)%	3.45%	(2.45)%	(5.23	)%*
Portfolio Turnover Rate	4.00%	5.00%	12.00%	13.00%	–	%**

*	Annualized.
**	Not Annualized.
†	Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Does not include expenses of the underlying investment companies.
(1)	The Fund commenced operations on October 28, 2020.
(2)	Per share data calculated using average shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2025

1. Organization

Wilshire Private Assets Master Fund is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Master Fund commenced operations on October 28, 2020.

Wilshire Private Assets Fund (the “Feeder Fund”) is a “Feeder Fund”.

The Feeder Fund invests substantially all of its assets in the Wilshire Private Assets Master Fund (the “Master Fund” and together with the Feeder Fund, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. The Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Fund. The investment objective of the Fund is to provide efficient access to the private markets with the goals of offering long-term capital appreciation and current income.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Master Fund. The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Valuation of Investments

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Wilshire Advisors LLC (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

The Adviser oversees the valuation of each Fund’s investments on behalf of each Fund. The Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. Prior to November 1, 2024, the Master Fund calculated its NAV as of the close of business on the last business day of each calendar month, each date that Shares were sold or repurchased, as of the date of any distribution and at such other times as the Board determined. Beginning on November 1, 2024, the Master Fund calculates its NAV daily as of the close of business of each date that Shares are offered or repurchased. The fair value of such investments, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the date the NAV is calculated.

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2025

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Master Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, and adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.);

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of March 31, 2025, certain investments of the Master Fund were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in the table in the Schedule of Investments is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Investments in money market funds are valued at the money market fund’s net asset value.

For the year ended March 31, 2025, there were no changes to the Master Fund's fair value methodologies.

Liquidity and redemption terms vary from Investment Fund to Investment Fund and are at the discretion of the underlying Investment Fund’s General Partner. For further information about the strategy of each Investment Fund, refer to the Shareholders’ Letter attached to these Financial Statements.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment.

Expenses

The Master Fund, and, therefore, shareholders (together “Shareholders”), bears all expenses incurred in the business on a pro-rata portion of the operating expenses, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2025

Income Taxes

The Master Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax expense in the current year.

Management has analyzed the Master Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (September 30, 2021 to September 30, 2023) or expected to be taken in the Master Fund's September 30, 2024 tax returns.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date.

The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Master Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Master Fund’s assets under management, subject to a minimum annual fee.

US Bank N.A. (the “Custodian”) serves as the Master Fund’s Custodian pursuant to a custody agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Master Fund’s Transfer Agent pursuant to a transfer agency agreement.

4. Purchase, Exchange and Repurchase of Shares

The Feeder Fund and the Master Fund are part of a "master-feeder" structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because the Feeder Fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Feeder Fund. In addition, because the Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in the Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of the Feeder Fund's Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by the Feeder Fund.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2025

The Master Fund is a closed-end investment company, and therefore no Shareholder will have the right to require the Master Fund to redeem its Shares, however, as an “interval fund,” the Master Fund will provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Quarterly repurchases occur in the months of March, June, September and December. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Master Fund’s outstanding voting securities (as defined in the 1940 Act).

With respect to repurchase offers by the Master Fund from November 1, 2024 (date that the Master Fund began operating as an interval fund) through March 31, 2025, the Master Fund offered to repurchase shares of the Feeder Fund in an amount not to exceed 5% on March 28, 2025. No shares were tendered during either repurchase offer period for the reporting period ending March 31, 2025.

5. Indemnifications

In the normal course of business the Master Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Master Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Master Fund in connection with the Master Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Master Fund.

6. Purchases and Sales

For the year ended March 31, 2025, the Master Fund made purchases of $16,980,631 and sales of $1,366,438 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7. Federal Income Taxes

It is the Master Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Master Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Master Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Master Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Master Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Master Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Master Fund has adopted September 30 as its tax year end.

If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Master Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2025 for federal income tax purposes or in, the Master Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from partnership investments and late year loss deferral. These amounts will be finalized before filing the Master Fund’s federal income tax return. As of September 30, 2024, a permanent difference of $1,841,589 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver adjustment and net operating loss.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2025

Paid in Capital	Total Distributable Earnings (Accumulated Losses)
$(1,841,589)	$1,841,589

These reclassifications had no impact on the net assets or net values of the Master Fund.

The estimated tax character of dividends and distributions paid during the tax year ended March 31, 2025 and 2024 were as follows:

	Ordinary Income	Long-term Capital Gain	Total
2025	$—	$609,925	$609,925
2024	—	—	—

The actual tax character of the distribution cannot be ascertain until after the Master Fund’s tax year end – September 30, 2025.

As of September 30, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed long-term capital gain	$102,961
CY late year loss deferral	(138,936)
Post October Losses	—
Unrealized appreciation/(depreciation)	7,905,408
Other temporary differences	—
Total Distributable Earnings	$7,869,433

During the year ended September 30, 2024, the fund did not have any capital loss carryforwards.

Late-year loss deferral represents ordinary losses from January 1, 2024 through September 30, 2024 that, in accordance with Federal income tax regulations, the Fund elected to defer and treat as having arisen in the following fiscal year.

As of March 31, 2025, the tax cost and unrealized appreciation and depreciation of the investments held by the Fund, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$49,034,816	$9,415,686	$(673,589)	$8,742,097

8. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2025

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Illiquidity of Investments Risk. An investor’s participation in a Feeder Fund requires a long-term commitment, with no certainty of return. The Master Fund’s investments will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Master Fund is included in the Master Fund’s prospectus and the statement of additional information.

9. Concentration of Shareholders

At March 31, 2025, 100% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.

10. Line of Credit

The Master Fund entered into an agreement on October 14, 2024, which enables them to participate in a $3.0 million Loan Commitment Amount with the TriState Capital Bank. The agreement was set to expire on March 17, 2026. The proceeds from the borrowings shall be used to finance the Master Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Master Fund based on borrowings during the period at the contractual Interest rate 1M SOFR + Applicable Margin (3% - 4%). For the year ended March 31, 2025, the Master Fund had a zero net borrowings. Interest accrued on the borrowings was $0.00. As of March 31, 2025, there were no borrowings outstanding in the Master Fund.

11. Recent Accounting Pronouncements

In this reporting period, the Master Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund's adviser, acts as the Master Fund's CODM. The Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole and the Master Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Master Fund's portfolio managers as a team. The financial information in the form of the Master Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Master Fund's comparative benchmarks and to make resource allocation decisions for the Master Fund's single segment, is consistent with that presented within the Master Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Wilshire Private Assets Master Fund

Notes to Financial Statements

March 31, 2025

12. Subsequent Events

The Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Wilshire Private Assets Master Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Wilshire Private Assets Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Wilshire Private Assets Master Fund (the “Fund”) as of March 31, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years or periods ended March 31, 2023, and prior, were audited by other auditors whose report dated May 30, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and underlying fund administrators or managers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 30, 2025

Wilshire Private Assets Master Fund

Trustees and Officers of the Funds

March 31, 2025 (Unaudited)

Set forth below are the names, years of birth, position with the Funds and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Funds. There is no stated term of office for the Trustees and officers of the Funds. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Funds; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, Wilshire Private Assets Fund or Wilshire Private Assets Master Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INTERESTED TRUSTEES
William M. Doran (Born: 1940)	Chairman of Board of Trustees (since 2020)[1]	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Funds, SEI Investments, SIMC, the Administrator and SEI Investments Distribution Co. Secretary of SEI Investments since 1978.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Fund, Symmetry Panoramic Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
INDEPENDENT TRUSTEES
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2020)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.	Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Real Asset Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Thomas P. Lemke (Born: 1954)	Trustee (since 2020)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Fund, Symmetry Panoramic Trust and J.P. Morgan Funds (171 Portfolios). Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Real Asset Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.

1	Mr. Doran may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of a material business or professional relationship with the principal executive officer of the Funds.

Wilshire Private Assets Master Fund

Trustees and Officers of the Funds

March 31, 2025 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES (continued)
Jay C. Nadel (Born: 1958)	Trustee (since 2020)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.	Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Wilshire Private Assets Fund, Symmetry Panoramic Trust and Alger Funds. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Real Asset Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd. Trustee of Alger Funds since 2024.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Randall S. Yanker (Born: 1960)	Trustee (since 2020)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.	Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Real Asset Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024.
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011 to 2019.

Current Directorships: Trustee of Gallery Trust, Wilshire Private Assets Fund and Symmetry Panoramic Trust. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Real Asset Fund (Cayman), Legal & General Commodity Strategy Fund Offshore Ltd., Xerox Holdings Corporation and Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022. Trustee of Wilshire Private Assets Tender Fund to 2024. Director of Element Solutions Inc. to 2024.

OFFICERS
Michael Beattie (Born: 1965)	President (since 2020)	Managing Director, SEI Investments, since 2021. Director of Client Service, SEI Investments, from 2004 to 2021.	None.
James Bernstein (Born: 1962)	Vice President and Secretary (since 2020)	Attorney, SEI Investments, since 2017.

		Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.	None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2020)	Fund Accounting Manager, SEI Investments, since 2000.	None.

Wilshire Private Assets Master Fund

Trustees and Officers of the Funds

March 31, 2025 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Wilshire Private Assets Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.	None.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.
Robert Morrow (Born: 1968)	Vice President (since 2020)	Account Manager, SEI Investments, since 2007.	None.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (from 2020 – May 2022; from November 2022 – June 2023; and since April 2024)	Chief Compliance Officer of SEI Operations since 2018.	None.

Wilshire Private Assets Master Fund

Disclosure of Fund Expenses

March 31, 2025 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2024 to March 31, 2025) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/24	Ending Account Value 3/31/25	Annualized Expense Ratios	Expenses Paid During Period*
Wilshire Private Assets Master Fund
Actual Fund Return	$1,000.00	$1,020.10	2.37%	$11.94
Hypothetical 5% Return	$1,000.00	$1,013.11	2.37%	$11.90

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

Wilshire Private Assets Master Fund

Notice to Shareholders

March 31, 2025 (Unaudited)

For shareholders that do not have a March 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2025, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short Term Capital Gain(5)	Foreign Tax Credit(6)	Qualifying Business Income(7)
0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended March 31, 2025. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2025. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

(7)	The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending March 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

This information must be preceded or accompanied by a current prospectus for the Funds.

DWP-AR-001-0500

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent”, as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (“Cohen”) related to Wilshire Private Assets Fund (the “Trust”).

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE March 31, 2025			FYE March 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$67,500	None	None	$67,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Review of income tax returns, review of annual excise distribution calculations, and review of income tax calculations.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (Cohen):

	FYE March 31, 2025	FYE March 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the 2025 and 2024 fiscal-year-ended March 31st was $0 and $0, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Report to Shareholders filed under Item 1 of this form, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has adopted the following procedures regarding this matter:

1.	Proxy Voting Responsibility – The Fund has delegated proxy voting responsibility to the [Sub-Adviser]. The [Sub-Adviser’s] proxy voting policies and procedures are included in [Annex A] to the Fund’s SAI.

2.	Compliance Responsibility – The Adviser is responsible for monitoring compliance with its policy and procedures. The Fund’s administrator is responsible for filing Form N-PX with the SEC pursuant to Rule 30b1-4 under the 1940 Act.

3.	Disclosure - The Fund’s administrator and counsel are responsible for ensuring that appropriate disclosure is made in the Fund’s prospectus and SAI.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)

	Title	Years with Wilshire	Years of PMs experience
William van Eesteren	Managing Director	24	32
Marc Friedberg	Managing Director	26	28
Mark Perry	Managing Director	13	17

(a)(2)

Other Accounts. In addition to the Funds, Messrs. Van Eesteren, Friedberg, and Perry may also be responsible for the day-to-day advisement of certain other accounts, as indicated by the following table (“Other Accounts”). The information below is provided as of March 31, 2025, and excludes accounts where they have advisory but not discretionary authority.

Name	Registered Investment Companies		Other Pooled Investment Vehicles[1]		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets
William van Eesteren	0	$0	57[2]	$5,056	0	$0

Name	Registered Investment Companies		Other Pooled Investment Vehicles[1]		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets
Marc Friedberg	0	$0	57[2]	$5,056	0	$0
Mark Perry	0	$0	57[2]	$5,056	0	$0

[1]	Portfolio management responsibilities are shared amongst senior investment professionals.

[2]	Includes 36 accounts with assets under management of $4,044 million that are subject to a performance-based advisory fee.

Conflicts of Interests.

The Funds’ strategy, objectives and investments will overlap with Wilshire-advised funds and accounts. In addition, certain Wilshire employees face conflicts managing their time and commitments and in making allocation decisions regarding investment opportunities to clients, including the Funds. As well, the use of performance-based fees in certain funds and accounts represents an incentive to favor such accounts.

Wilshire uses reasonable efforts to ensure fairness and transparency in the allocation of investments with limited capacity in primary partnerships, secondary partnerships and direct portfolio companies. Wilshire has designed an allocation process and policy to be clear and objective with the intent of limiting subjective judgment. Accordingly, when allocating any particular investment opportunity among the Funds and other Wilshire-advised funds and accounts, Wilshire takes into account relevant factors, such as: (1) a client’s investment objectives and model portfolio guidelines and targets, including minimum and maximum investment size requirements, (2) the composition of a client’s portfolio, (3) the nature of any requirements or constraints placed on an investment opportunity (e.g., conditions imposed by a GP of an underlying fund), (4) the amount of capital available for investment by a client, (5) a clients’ liquidity, (6) tax implications and other relevant legal, contractual or regulatory considerations, (7) the availability of other suitable investments for a client, and (8) any other relevant limitations imposed by or set forth in the applicable offering and organizational documents of the client. There can be no assurance that the factors set forth above will result in a client, including the Funds, participating in all investment opportunities that fall within its investment objectives.

(a)(3)

Wilshire’s compensation plan contains three elements: base salary, bonus, and carried interest (only available to senior members, including the portfolio managers responsible for this Fund). Base salary is consistent with industry standards for each individual’s level, adjusted based on merit, and reviewed annually. Discretionary bonuses paid to employees are reflective of the Company’s performance and each employee’s participation in such performance, and/or to reward an employee for their positive performance.

(a)(4)

N/A

(b) N/A

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Wilshire Private Assets Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie,
Principal Executive Officer
Date: June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
Principal Executive Officer
Date: June 9, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer
Date: June 9, 2025